Selling Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Selling Expenses [Abstract]
Lease incentives	€ 1,515	€ 1,799